Business Developments (Pro Forma Statements Of Operations) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
HC Consumer Finance Philippines
Business Developments [Line Items]
Total revenue			¥ 68,177
Net income (loss) attributable to Mitsubishi UFJ Financial Group			3,775
PT Home Credit Indonesia Inc
Business Developments [Line Items]
Total revenue			28,201
Net income (loss) attributable to Mitsubishi UFJ Financial Group			(220)
PT Mandala Multifinance Tbk
Business Developments [Line Items]
Total revenue			20,580
Net income (loss) attributable to Mitsubishi UFJ Financial Group			1,416
Albacore Capital Group
Business Developments [Line Items]
Total revenue			8,279
Net income (loss) attributable to Mitsubishi UFJ Financial Group			859
Link Administration Holdings Limited
Business Developments [Line Items]
Total revenue		¥ 114,723	128,252
Net income (loss) attributable to Mitsubishi UFJ Financial Group		2,746	17,445
WealthNavi Inc
Business Developments [Line Items]
Total revenue		11,172	8,173
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(1,255)	¥ (1,388)
TIDLOR Holdins Public Company Limited (TIDLOR)
Business Developments [Line Items]
Total revenue	¥ 111,903	98,516
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 8,693	¥ 6,523